INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Income before taxes		$ (1,984,927)	$ (3,147,043)	$ 641,035
Tax rate	30.00%	30.00%	30.00%	35.00%
Income for the year at tax rate		$ 595,478	$ 944,113	$ (224,362)
Result from exposure to changes in the purchasing power of money		(1,607,870)	(2,818,203)	(1,395,167)
Deductible investments		(57,216)	(323,526)	(41,307)
Tax inflation adjustment		(1,775,525)		397,406
Others		(989,044)	(4,510)	172,759
Income tax allotted in the Income Statement		$ (168,695)	$ (1,555,074)	$ (1,802,869)